Cover	May 27, 2026
Cover [Abstract]
Document Period End Date	May 27, 2026
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001703056
Amendment Flag	false
Entity Registrant Name	ADT Inc.